Summary of Significant Accounting Policies - Schedule of Fair Value of Derivative Liability Measured on Recurring Basis Using Unobservable Input (Vaporin Inc) (Details) - Vaporin Inc [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Conversion Feature Derivative Liability [Member]
Balance at the beginning	$ 41,881
Recognition of derivative liability	72,064
Reclassification of derivative liability to equity	(90,064)
Change in fair value included in earnings	$ (23,881)
Balance at the end
Warrant Liability [Member]
Balance at the beginning
Recognition of derivative liability	$ 271,688
Reclassification of derivative liability to equity
Change in fair value included in earnings	$ (227,742)
Balance at the end	$ 43,944